23. LEASES (Details 3) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Total	R$ 122.5
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	9.4
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	9.4
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	9.4
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	9.4
2023 onwards [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	R$ 84.9